Prepaid Expenses	6 Months Ended
Jul. 31, 2013
Notes [Abstract]
Prepaid Expenses

NOTE 3: PREPAID EXPENSES

Prepaid expenses consist of certain consulting fees paid in advance of services rendered. As of July 31, 2013 and January 31, 2013, respectively, the Company had $0 and $5,000 in prepaid expenses.